The Milestone Funds
              The Milestone Funds Treasury Obligations Portfolio

March 25, 1996

VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attn.:  Division of Investment Management

        Re:  The Milestone Funds
             The Milestone Funds Treasury Obligations Portfolio
             Post-Effective Amendment No. 3 to the
             Registration Statement on Form N-1A
             File No. 33-81574
             File No. 811-8620

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), The Milestone Funds (the "Trust") hereby certifies that:

     (1) the form of prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 3 to the Trust's Registration Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration Statement on Form N-1A; and

     (2) the text of Post-Effective Amendment No. 3 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on February 23, 1996.

Very truly yours,

THE MILESTONE FUNDS

By: /s/ Jeffrey R. Hanson
    Jeffrey R. Hanson, Chief Operating Officer